UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2010
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	April 23, 2010



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 49

Form 13F Information Table Value Total : $131,718

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3PAR Inc                       COM              88580F109     3746   374650 SH       Sole                   374650
Abbott Laboratories            COM              002824100     1844    35000 SH       Sole                    35000
Activision Blizzard, Inc       COM              00507V109     3477   288550 SH       Sole                   288550
Adobe Systems Inc              COM              00724F101     4053   114600 SH       Sole                   114600
Advent Software                COM              007974108     5424   121214 SH       Sole                   121214
Akamai Technologies            COM              00971T101     5340   169950 SH       Sole                   169950
Apple Computer                 COM              037833100      493     2100 SH       Sole                     2100
Automatic Data Processing, Inc COM              053015103      307     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104     1087    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1705       14 SH       Sole                       14
Berk. Hath. Class B            COM              084670207     2475    30450 SH       Sole                    30450
Cavium Networks, Inc.          COM              14965A101     2359    94825 SH       Sole                    94825
Cisco Systems                  COM              17275R102      655    25150 SH       Sole                    25150
Compellent Technologies        COM              20452A108     4328   246605 SH       Sole                   246605
Comverge Inc                   COM              205859101     4233   374254 SH       Sole                   374254
Constant Contact, Inc          COM              210313102     4460   191678 SH       Sole                   191678
Dolby Laboratories, Inc.       COM              25659T107     6380   108745 SH       Sole                   108745
EMC Corporation                COM              268648102     1755    97278 SH       Sole                    97278
Electronic Arts                COM              285512109     4497   241021 SH       Sole                   241021
Financial Engines, Inc.        COM              317485100     4242   251000 SH       Sole                   251000
Fortinet, Inc                  COM              34959E109     3747   213125 SH       Sole                   213125
General Electric               COM              369604103     1019    56016 SH       Sole                    56016
General Mills                  COM              370334104      944    13336 SH       Sole                    13336
Genomic Health, Inc            COM              37244C101     2657   151050 SH       Sole                   151050
Google Inc                     COM              38259P508     2817     4968 SH       Sole                     4968
Halliburton Co.                COM              406216101      603    20000 SH       Sole                    20000
IBM                            COM              459200101     2836    22116 SH       Sole                    22116
Informatica Corp.              COM              45666Q102     2692   100111 SH       Sole                   100111
Intel Corp.                    COM              458140100     1114    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      484    14100 SH       Sole                    14100
Isilon Systems                 COM              46432L104     3960   460410 SH       Sole                   460410
Johnson & Johnson              COM              478160104     1136    17428 SH       Sole                    17428
Linear Technology              COM              535678106     5306   187819 SH       Sole                   187819
LogMeIn                        COM              54142L109     4357   210575 SH       Sole                   210575
LoopNet                        COM              543524300     2601   231400 SH       Sole                   231400
Merck                          COM              589331107      862    23068 SH       Sole                    23068
Minnesota Mining               COM              604059105      334     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     3797   261125 SH       Sole                   261125
Neutral Tandem                 COM              64128B108     3467   216975 SH       Sole                   216975
Oracle Corporation             COM              68389X105      262    10200 SH       Sole                    10200
Pfizer, Inc.                   COM              717081103      571    33300 SH       Sole                    33300
QuinStreet, Inc                COM              74874Q100     8273   486357 SH       Sole                   486357
Royal Dutch Shell PLC          COM              780259206      231     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     3900    52385 SH       Sole                    52385
Schlumberger Ltd.              COM              806857108     1015    16000 SH       Sole                    16000
SuccessFactors, Inc            COM              864596101     4560   239500 SH       Sole                   239500
Target CP                      COM              239753106      691    13140 SH       Sole                    13140
VMWare                         COM              928563402     3378    63375 SH       Sole                    63375
eHealth, Inc.                  COM              28238P109     1240    78711 SH       Sole                    78711